Poplar Forest Cornerstone Fund
Schedule of Investments
at June 30, 2021 (Unaudited)

Shares		Value
	COMMON STOCKS - 71.4%
	Aerospace & Defense - 0.7%
1,800	Curtiss-Wright Corp.	$213,768

	Banks - 5.7%
10,000	Citigroup, Inc.	707,500
21,500	Wells Fargo & Co.	973,735
		1,681,235
	Biotechnology - 2.5%
4,200	United Therapeutics Corp. (a)	753,522

	Consumer Finance - 2.9%
17,300	Ally Financial, Inc.	862,232

	Diversified Financial Services - 2.6%
25,100	Equitable Holdings, Inc.	764,295

	Diversified Telecommunication Services - 4.4%
23,900	AT&T, Inc.	687,842
46,400	Lumen Technologies, Inc.	630,576
		1,318,418
	Food & Staples Retailing - 4.1%
9,600	CVS Health Corp.	801,024
5,200	Sysco Corp.	404,300
		1,205,324
	Food Products - 2.4%
19,500	Conagra Brands, Inc.	709,410

	Gas Utilities - 2.6%
14,700	National Fuel Gas Co.	768,075

	Health Care Providers & Services - 4.6%
6,500	AmerisourceBergen Corp.	744,185
1,650	Anthem, Inc.	629,970
		1,374,155
	Household Durables - 2.4%
25,700	Newell Brands, Inc.	705,979

	Insurance - 8.1%
7,200	Allstate Corp.	939,168
18,000	American International Group, Inc.	856,800
9,900	Lincoln National Corp.	622,116
		2,418,084
	IT Services - 5.0%
19,500	DXC Technology Co. (a)	759,330
5,000	International Business Machines Corp.	732,950
		1,492,280
	Machinery - 2.4%
41,700	CNH Industrial NV (d)	697,224

	Metals & Mining - 3.9%
7,000	Nucor Corp.	671,510
3,300	Reliance Steel & Aluminum Co.	497,970
		1,169,480
	Oil, Gas & Consumable Fuels - 6.6%
7,900	Chevron Corp.	827,446
49,000	Murphy Oil Corp.	1,140,720
		1,968,166
	Pharmaceuticals - 5.1%
2,200	Eli Lilly & Co.	504,944
9,100	Merck & Co., Inc.	707,707
9,800	Organon & Co. (a)	296,548
		1,509,199
	Specialty Retail - 3.1%
4,500	Advance Auto Parts, Inc.	923,130

	Textiles, Apparel & Luxury Goods - 2.3%
15,600	Tapestry, Inc. (a)	678,288

	TOTAL COMMON STOCKS (Cost $14,506,108)	21,212,264

	REIT - 1.0%
	Equity Real Estate Investment Trust (REIT) - 1.0%
13,500	Brixmor Property Group, Inc.	309,015
	TOTAL REIT (Cost $151,557)	309,015

Principal Amount		Value
	CORPORATE BONDS - 11.6%
	Banks - 2.5%
	Citizens Financial Group, Inc.
$700,000	3.750%, 7/1/24	750,138
	Consumer Finance - 2.5%
	Ally Financial, Inc.
700,000	4.700%, 11/15/69	724,640
	Oil, Gas Services & Equipment - 2.1%
	Schlumberger Holdings Corp.
550,000	4.000%, 12/21/25 (c)	611,051
	Professional Services - 2.6%
	Equifax, Inc.
750,000	3.300%, 12/15/22	776,197
	Real Estate - 1.9%
	Brixmor Operating Partnership LP
550,000	3.250%, 9/15/23	578,133
	Total Corporate Bonds (Cost $3,272,829)	3,440,159

	U.S. TREASURY NOTES - 11.8%
	U.S. Treasury Floating Rate Note
650,000	0.099% (USBMMY3M + 0.049%), 1/31/23 (e)	650,333
	U.S. Treasury Note TIPS
778,741	0.125%, 1/15/22	796,245
787,283	0.125%, 7/15/24	846,804
783,015	0.250%, 7/15/29	872,180
311,622	0.250%, 2/15/50	354,285
	Total U.S. TREASURY NOTES (Cost $3,338,525)	3,519,847

Shares
	MONEY MARKET FUND - 4.2%
1,233,450	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class, 0.01% (b)	1,233,450
	Total Money Market Fund (Cost $1,233,450)	1,233,450

	Total Investments in Securities (Cost $22,502,469) - 100.0%	29,714,735
	Other Assets in Excess of Liabilities - 0.0%	5,078
	NET ASSETS - 100.0%	$29,719,813

	REIT - Real Estate Investment Trust
	TIPS - Treasury Inflation Protected Securities
	USBMMY3M - U.S. Treasury 3 Month Bill Money Market Fund
(a)	Non-income producing security.
(b)	Rate shown is the 7-day annualized yield at June 30, 2021.
(c)	Security purchased within the terms of a private placement memorandum, exempt
	from registration under Rule 144A of the Securites Act of 1933, as amended, and
	may be sold only to dealers in the program or other "qualified institutional buyers."
	As of June 30, 2021, the value of these investments was $611,051 or 2.1% of total net assets.
(d)	U.S. traded security of a foreign issuer.
(e)	Variable or floating rate security based on a reference index and spread. The rate reported
	is the rate in effect as of June 30, 2021.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's
Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Poplar Forest Cornerstone Fund
Summary of Fair Value Disclosure at June 30, 2021 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United
States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2021:

	Level 1	Level 2	Level 3	Total

Common Stocks
Communication Services	$1,318,418	$-	$-	$1,318,418
Consumer Discretionary	2,307,397	-	-	2,307,397
Consumer Staples	1,113,710	-	-	1,113,710
Energy	1,968,166	-	-	1,968,166
Financials	5,725,846	-	-	5,725,846
Health Care	4,437,900	-	-	4,437,900
Industrials	910,992	-	-	910,992
Information Technology	1,492,280	-	-	1,492,280
Materials	1,169,480	-	-	1,169,480
Utilities	768,075	-	-	768,075
Total Common Stocks	21,212,264	-	-	21,212,264
REIT	309,015	-	-	309,015
Fixed Income
Corporate Bonds	-	3,440,159	-	3,440,159
U.S. Treasury Notes	-	3,519,847	-	3,519,847
Total Fixed Income	-	6,960,006	-	6,960,006
Money Market Fund	1,233,450	-	-	1,233,450
Total Investments in Securities	$22,754,729	$6,960,006	$-	$29,714,735

Refer to the Fund’s schedule of investments for a detailed break-out of common stocks by industry classification.